Consolidated Statements of Changes in Net Assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in net assets resulting from operations
Net investment income	$ 2,775,539	$ 4,896,213
Net realized gain on investments after taxes	10,821,592	4,292,510
Net change in unrealized gains (losses) on investments	(69,278,340)	61,744,128
Distributions to preferred shareholders	(322,917)	(639,400)
Net decrease in net assets attributable to common shares resulting from operations	(56,004,126)	70,293,451
Distributions to common shareholders from:
Distributable earnings	(6,427,266)	(8,334,106)
Return of capital		(5,132,546)
Total distributions to common shareholders	(6,427,266)	(13,466,652)
Capital shares transactions
Redemption of auction rate preferred shares	(16,675,000)
Net decrease in capital share transactions	(16,675,000)
Liquidation preference of preferred shares repurchased	16,675,000	16,675,000
Total increase (decrease) in net assets attributable to common shares	(62,431,392)	56,826,799
Beginning of period	255,326,000	198,498,881
End of period	$ 192,894,000	$ 255,326,000
Beginning balance (in shares)	10,202,009	10,202,009
Ending balance (in shares)	10,202,009	10,202,009